Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)		2 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	11 Months Ended
	Jan. 31, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Cash equivalents			$ 0			$ 0	$ 0
Effective tax rate	0.00%	0.00%	0.88%	0.00%	0.00%	0.91%	0.00%
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%		21.00%	21.00%	21.00%
Class A Common stock
Common stock subject to possible redemption, outstanding							15,000,000
Aggregate purchase of stock						11,000,000	11,000,000
Class A Common stock | Initial public offering.
Common stock subject to possible redemption, outstanding							15,000,000
Class A Common Stock Subject to Redemption
Common stock subject to possible redemption, outstanding			15,000,000			15,000,000	15,000,000
Class A Common Stock Subject to Redemption | Initial public offering.
Common stock subject to possible redemption, outstanding			15,000,000			15,000,000